Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2022
Affiliated Companies and Other Equity-method Investees [Abstract]
Summary of financial information for signifiant affiliated companies

	Millions of yen
	March 31
	2021	2022
Total assets	¥2,769,294	¥3,009,394
Total liabilities	1,788,704	1,984,043

	Millions of yen
	Year ended March 31
	2020	2021	2022
Net revenues	¥1,017,860	¥909,616	¥1,041,000
Non-interest expenses	791,403	737,200	786,391
Net income attributable to the companies	155,567	124,163	179,706

Summary of balances and transactions with affiliated companies and other equity-method investees

The following tables present a summary of balances and transactions with affiliated companies and other equity-method investees as of March 31, 2021 and 2022, and during the years ended March 31, 2020, 2021 and 2022.

	Millions of yen
	March 31
	2021	2022
Investments in affiliated companies	¥363,393	¥363,281
Advances to affiliated companies	1,000	1,000
Other receivables from affiliated companies (1)	21,817	24,754
Other payables to affiliated companies (1)	26,344	30,617

(1)	ROU assets and operating lease liabilities are included by ¥20,793 million and ¥23,899 million as of March 31, 2021 and 2022 respectively.

	Millions of yen
	Year ended March 31
	2020	2021	2022
Revenues	¥3,833	¥2,240	¥2,660
Non-interest expenses	46,335	50,753	50,004
Purchase of software, securities and tangible assets	17,716	14,407	12,760

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees
The following table presents the aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available as of March 31, 2021 and 2022.

	Millions of yen
	March 31
	2021	2022
Carrying amount	¥340,909	¥341,935
Fair value	768,389	772,243

Summary of equity in earnings of equity-method investees and dividends from equity-method investees
The following table presents equity in earnings of equity-method investees, including those above and dividends from equity-method investees for the years ended March 31, 2020, 2021 and 2022.

	Millions of yen
	Year ended March 31
	2020	2021	2022
Equity in earnings of equity-method investees (1)	¥32,109	¥26,812	¥32,083
Dividends from equity-method investees	11,767	11,096	11,848

(1)	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.